                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4841
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                           MFS MUNICIPAL INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) MUNICIPAL INCOME TRUST

1/31/07
Quarterly portfolio holdings


[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2007

ISSUER                                                                                              SHARES/PAR        VALUE ($)
MUNICIPAL BONDS - 143.4%
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AIRPORT & PORT REVENUE - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., XLCA, 5.75%, 2022 (u)                           $    3,000,000   $    3,279,870
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency,
Special Facilities Rev. (Terminal One Group), 5.5%, 2024                                               275,000          295,191
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016                                              3,125,000        3,293,306
-------------------------------------------------------------------------------------------------------------------------------
Port Authority, NY, Special Obligations Rev. (JFK International),
MBIA, 5.75%, 2022                                                                                    7,000,000        7,236,103
-------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018                                                  1,500,000        1,590,750
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                                                                                                                 $   15,695,220
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                              $    1,945,000   $      863,638
-------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                   1,915,000          761,327
-------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, Land Acquisition & Development, 5.75%, 2017                                         1,000,000        1,063,820
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, "M", 5%, 2035                                                                          3,800,000        3,959,904
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,648,689
-------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A",
PSF, 5.125%, 2033                                                                               $      955,000   $    1,005,348
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2031                                                                                          555,000          162,454
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2034                                                                                          415,000          102,978
-------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2036                                                                                          555,000          123,599
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                       290,000          100,473
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                       560,000          187,107
-------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                       555,000          163,658
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                             1,285,000          483,815
-------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                             1,295,000          363,442
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                            955,000          348,585
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2028                            960,000          331,757
-------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                            965,000          315,555
-------------------------------------------------------------------------------------------------------------------------------
Weatherford, TX, Independent School District, Capital Appreciation, PSF, 0%, 2025                      675,000          282,521
-------------------------------------------------------------------------------------------------------------------------------
Weatherford, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                      695,000          276,144
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                                                                                                                 $    4,247,436
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 40.5%
-------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical
Facilities Rev.(Russell Hospital Corp.), "A", 5.75%, 2036                                       $      600,000   $      627,348
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2010 (c)                                                                         500,000          535,690
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                                 2,000,000        2,371,400
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                            1,000,000        1,185,700
-------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical
Center), 7.25%, 2010 (c)                                                                               500,000          547,560
-------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital),
"A", 7.125%, 2033                                                                                    1,500,000        1,623,615
-------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas
Hospital), 5.75%, 2008(c)                                                                              700,000          729,057
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev.
(Baptist Health Systems, Inc.), "A", 5%, 2030                                                          535,000          545,240
-------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Civic Facilities Rev. (Memorial Hospital Medical C
enter, Inc.), 7.75%, 2010                                                                              575,000          604,193
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California Valley Health Systems, COP, 6.875%, 2023                                                    720,000          722,801
-------------------------------------------------------------------------------------------------------------------------------
Carroll County, IA, Hospital Rev. (St. Anthony Regional Hospital), "A", 5%, 2031                       500,000          504,055
-------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities
Rev. (Women's Christian Assn.), "A", 6.35%, 2017                                                       215,000          219,943
-------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                                             960,000          975,629
-------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"A", 6%, 2013                                                                                          425,000          426,551
-------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"B", 6.35%, 2013                                                                                       105,000          108,140
-------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County
Hospital), 6.75%, 2021                                                                               1,625,000        1,765,270
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Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospital), 6.25%, 2023                                                                                 925,000          998,695
-------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
Center, Inc.), 5%, 2026                                                                                 40,000           40,514
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center,
Inc.), 6.6%, 2025                                                                                    1,000,000        1,089,320
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center,
Inc.), 6.5%, 2020                                                                                    1,230,000        1,340,122
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011 (c)                                                                      675,000          762,872
-------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., 7%, 2020                                                       1,030,000        1,039,383
-------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                             1,330,000        1,476,712
-------------------------------------------------------------------------------------------------------------------------------
Delaware Health Facilities Authority Rev. (Nanticoke Memorial
Hospital), 5.625%, 2032                                                                              1,250,000        1,325,063
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.25%, 2013                                              635,000          644,423
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Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                                      1,500,000        1,527,165
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                            250,000          265,630
-------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                                        860,000          868,548
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Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.2%, 2025                                                                                  250,000          258,513
-------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.5%, 2031                                                                                  295,000          308,446
-------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems
Obligated Group), 7.125%, 2024                                                                         755,000          830,349
-------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                              1,000,000        1,032,860
-------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist
Health Systems), "C", 5.25%, 2036                                                                    1,180,000        1,246,434
-------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt
Hospital), 6%, 2011 (c)                                                                                900,000          992,808
-------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)                               2,000,000        2,143,780
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                               875,000          916,431
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Hospital Authority Rev.
(Adventist/Sunbelt Hospital), 5.65%, 2009 (c)                                                        1,750,000        1,845,970
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                         410,000          415,465
-------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Centegra Heath
Systems), 5.25%, 2018                                                                                1,000,000        1,023,150
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Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                                                        375,000          385,976
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital), "A", AMBAC, 5%, 2035                                                           1,780,000        1,853,016
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), "A", 6.375%, 2031                                       3,990,000        4,251,664
-------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                                                   1,000,000        1,066,490
-------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev.
(Mountain States Health), "A", 5.5%, 2036                                                              355,000          378,877
-------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2029                                                              440,000          464,279
-------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.75%, 2035                                                             475,000          515,233
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare),
"A", 6.5%, 2010(c)                                                                                   1,965,000        2,165,017
-------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A",
6.5%, 2020                                                                                           3,035,000        3,277,982
-------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational Housing Facilities Board, Hospital Facilities
Rev. (Baptist Health Systems), 6.5%, 2031                                                            1,725,000        1,855,065
-------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group),
MBIA, 5.625%, 2021                                                                                   3,000,000        3,198,150
-------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of
East Texas), 5.7%, 2008(c)                                                                             995,000        1,033,526
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Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
5.75%, 2025                                                                                          1,000,000        1,043,000
-------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
5.875%, 2034                                                                                           905,000          944,530
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Madison County, ID, Hospital Rev., COP, 5.25%, 2030                                                    240,000          253,075
-------------------------------------------------------------------------------------------------------------------------------
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                    310,000          325,655
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Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                                                             380,000          401,052
-------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2010 (c)                                                                            1,500,000        1,641,360
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health
Systems), "E", 6.25%, 2031                                                                           1,900,000        2,063,571
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A",
5.7%, 2015                                                                                             500,000          518,380
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",                   600,000          646,206
6.5%, 2012
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
5.25%, 2018                                                                                          1,400,000        1,414,028
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034                                                                             640,000          670,381
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical
Center), "A", 6%, 2023                                                                                 465,000          465,986
-------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center),                        810,000          912,222
6.75%, 2029
-------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
6.7%, 2019                                                                                             995,000        1,090,032
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.625%, 2008 (c)                                                                                845,000          848,372
-------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General
Hospital), "A", 5%, 2030                                                                               425,000          432,569
-------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital
Corp.), 5.5%, 2035                                                                                   1,020,000        1,066,624
-------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                                                                        65,000           66,626
-------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                                              1,725,000        1,759,793
-------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", 5.25%, 2014 (c)                                                                                   760,000          825,033
-------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                 435,000          457,381
-------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
Health System), 5.625%, 2010                                                                           510,000          521,128
-------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
Health System), 5.875%, 2011                                                                           415,000          431,098
-------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                           325,000          326,167
-------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                           230,000          230,690
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2012 (c)                                                       880,000          983,074
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2032                                                           120,000          130,865
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                                                          820,000          910,626
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev.
(Children's Specialized Hospital), "A", 5.5%, 2030                                                     245,000          258,379
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), "A", 6.875%, 2030                                                 3,000,000        3,271,920
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai
NYU Health), 5.5%, 2026                                                                                635,000          643,611
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt
Sinai NYU Health), "C", 5.5%, 2026                                                                     500,000          506,780
-------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt
(NYU Hospitals Center), "A", 5%, 2026                                                                1,750,000        1,787,765
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                           700,000          724,164
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev.
(Staten Island University Hospital), "A", 6.375%, 2031                                                 495,000          515,156
-------------------------------------------------------------------------------------------------------------------------------
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                           1,395,000        1,443,769
-------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                                         1,000,000        1,079,770
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Ohio County, WV, County Commission Health System Rev. (Ohio Valley
Medical Center), 5.75%, 2013                                                                           850,000          836,553
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), "B", 6.6%, 2031                                                                           1,665,000        1,822,626
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                                                   505,000          571,862
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2012 (c)                                               1,560,000        1,756,903
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Educational Building Corp., Hospital Financing
(Lifespan Obligated Group), 6.375%, 2021                                                               245,000          271,168
-------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.375%, 2014                                                                                    955,000          985,226
-------------------------------------------------------------------------------------------------------------------------------
Salida, CO, Hospital District Rev., 5.25%, 2036                                                      1,155,000        1,173,226
-------------------------------------------------------------------------------------------------------------------------------
Salt Lake City, UT, Hospital Authority Rev., AMBAC, ETM
(Intermountain Health Care), 10.448%, 2020 (c)(p)                                                      600,000          601,380
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev.
(Methodist Healthcare), 6.375%, 2012 (c)                                                               625,000          704,444
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                                185,000          207,365
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.25%, 2012 (c)                                                                315,000          353,080
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev.
(Methodist Healthcare), 6.375%, 2012 (c)                                                               375,000          422,666
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours
Health Systems, Inc.), "A", 5.625%, 2030                                                               710,000          749,817
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities
Rev. (Palmetto Health Alliance), 6.25%, 2031                                                           835,000          908,605
-------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev.
(Prairie Lakes Health Care System), 5.625%, 2032                                                       670,000          698,026
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020                                                                                   60,000           62,172
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                                                                870,000          895,221
-------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018                                                                                          1,400,000        1,406,622
-------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2030                        1,300,000        1,411,267
-------------------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority, 5.625%, 2023                                               1,000,000        1,064,960
-------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020               3,085,000        3,255,786
-------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                                       700,000          728,315
-------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                    1,000,000        1,039,700
-------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                    1,250,000        1,356,275
-------------------------------------------------------------------------------------------------------------------------------
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                      245,000          256,145
-------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
6.625%, 2031                                                                                           600,000          653,520
-------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial
Hospital), 5.6%, 2016                                                                                  600,000          607,524
-------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2012 (c)                                                                                     1,500,000        1,689,135
-------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                          250,000          254,613
-------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "B", 5%, 2025                        1,000,000        1,026,480
-------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                                1,115,000        1,172,211
-------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                              1,000,000        1,064,900
-------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
6.75%, 2024                                                                                            170,000          175,622
-------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                           1,250,000        1,331,225
-------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                        1,500,000        1,651,575
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                         1,000,000        1,143,320
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
MBIA, 5.25%, 2017                                                                                    5,000,000        5,132,550
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
5.375%, 2034                                                                                           490,000          514,466
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016                                                                        665,000          707,853
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                                 490,000          524,785
-------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), "C", 6.2%, 2020                                                                             750,000          752,903
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $  129,883,050
-------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 10.7%
-------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033                                                            $      345,000   $      373,197
-------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                           750,000          847,628
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016                                                                                         1,085,000        1,052,982
-------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.5%, 2026                                                                                           2,405,000        2,301,874
-------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
6.125%, 2025                                                                                           430,000          455,005
-------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.)
ETM, 10%, 2012 (c)                                                                                     360,000          421,686
-------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health
Center Project), 5.75%, 2022                                                                           150,000          154,625
-------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032                                                                                             585,000          608,546
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), "A",
5.75%, 2037                                                                                            395,000          410,488
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                    1,000,000        1,073,200
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)                              1,830,000        2,061,623
-------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025                                  1,170,000        1,303,439
-------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         720,000          851,832
-------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                         280,000          331,268
-------------------------------------------------------------------------------------------------------------------------------
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)                1,000,000        1,139,520
-------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                   330,000          346,124
-------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                                  1,985,000        1,961,180
-------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
Living Community), 8%, 2033                                                                            500,000          575,845
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                                  490,000          511,491
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                             490,000          512,148
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                   520,000          535,007
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities),
"A", 5.55%, 2041                                                                                       230,000          226,644
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 9.25%, 2011 (c)                                                                            1,155,000        1,412,923
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A",
5.5%, 2025                                                                                             800,000          828,896
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "B",
5.75%, 2018                                                                                            895,000          918,834
-------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026                     500,000          511,255
-------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2032                    500,000          537,735
-------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                       770,000          814,999
-------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                  1,830,000        1,897,106
-------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
6.125%, 2036                                                                                           470,000          488,965
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev.
(AHF/Montgomery), 6.875%, 2036                                                                       1,195,000        1,255,156
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                         250,000          264,335
-------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                          510,000          538,586
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
Center), "A", 8.7%, 2014                                                                               650,000          652,789
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                         310,000          320,537
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                   505,000          510,287
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                   1,000,000        1,024,610
-------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6%, 2025                                                                              125,000          128,505
-------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                           90,000           92,435
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
(Presbyterian Homes), 5.4%, 2027                                                                       485,000          500,345
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., First Mortgage
(Presbyterian Homes), 5.5%, 2031                                                                       295,000          305,428
-------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                           820,000          843,567
-------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                              700,000          720,251
-------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
6.375%, 2039                                                                                           500,000          515,990
-------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.5%, 2025                                                                   460,000          475,654
-------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Querencia Barton Creek), 5.65%, 2035                                                                  695,000          720,979
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   34,335,519
-------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 3.1%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A",
6.25%, 2036                                                                                     $      500,000   $      515,335
-------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2028                            500,000          502,245
-------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023                             3,000,000        2,918,010
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development
(Westside Rehab Center Project), "A", 6.85%, 2036                                                    1,100,000        1,135,794
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community Development
(Westside Rehab Center Project), "B", 6.5%, 2013                                                       115,000          115,944
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
Authority Rev. (CDF Healthcare LA, LLC), "A", 7%, 2036                                                 500,000          508,765
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
Authority Rev. (CDF Healthcare), "C", 7%, 2036                                                         375,000          374,010
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special
Place), "A", 5.75%, 2029                                                                             1,000,000          961,290
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
Facilities), 6.5%, 2017                                                                              1,030,000        1,069,902
-------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 8.75%, 2011                                                                               440,000          460,420
-------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 9%, 2031                                                                                1,000,000        1,098,650
-------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
7.75%, 2017                                                                                            292,000          293,936
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,954,301
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 8.0%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029           $    3,360,000   $    3,428,443
-------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 7.25%, 2030                                                                         2,530,000        2,581,157
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.),
"E", 6.75%, 2029                                                                                     1,810,000        1,962,474
-------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                              850,000          980,764
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Continental Airlines, Inc.), 7.2%, 2030                   1,595,000        1,743,558
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029                                                                           580,000          605,079
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Develpment Agency (Jetblue Airways Corp.), 5%, 2020                      225,000          222,482
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Develpment Agency (Jetblue Airways Corp.),
5.125%, 2030                                                                                           115,000          114,316
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
7.625%, 2025                                                                                         7,725,000        9,449,143
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc./JFK
International Airport), 7.125%, 2011                                                                 1,355,000        1,444,606
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
7.25%, 2008                                                                                            110,000          111,899
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
8%, 2012                                                                                               300,000          324,984
-------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                     40,000           40,764
-------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), "B", 6%, 2035                                   2,500,000        2,557,250
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   25,566,919
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030              $    1,920,000   $    2,088,826
-------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                               985,000        1,044,425
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    3,133,251
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016                                                                  $    1,000,000   $    1,000,590
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012                                                          1,000,000        1,033,630
-------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.),
6.85%, 2029                                                                                            850,000          908,829
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority, TX (Waste Mangement of Texas), "A", 5.2%, 2028                    445,000          461,857
-------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                                          1,750,000        1,722,998
-------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Solid Waste Disposal Rev. (Waste Management,
Inc.), 5.85%, 2007                                                                                   4,500,000        4,500,000
-------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026                  750,000          813,068
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management,
Inc.), 5.2%, 2027                                                                                      445,000          459,507
-------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan
Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                                1,000,000        1,001,540
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   11,902,019
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030            $      650,000   $      685,165
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 5.0%
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031              $    1,750,000   $    1,807,785
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project),
7%, 2036                                                                                               620,000          647,627
-------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                               1,000,000        1,085,610
-------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                       2,100,000        2,155,335
-------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                            550,000          569,377
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                         700,000          701,666
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                                                                        620,000          641,123
-------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (n)            1,270,000        1,404,493
-------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (n)              580,000          641,422
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities
Rev. (Amtrak), "A", 6.25%, 2031                                                                      2,000,000        2,152,500
-------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017              3,255,000        3,267,825
-------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.),
8.25%, 2031                                                                                            700,000          719,215
-------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                    385,000          400,327
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   16,194,305
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 6.4%
-------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), "A",
6.55%, 2025                                                                                     $    1,000,000   $    1,039,830
-------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                                                                    155,000          157,844
-------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
(International Paper, Co.), "A", 6.15%, 2021                                                         5,000,000        5,109,700
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                       1,000,000        1,109,470
-------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                         500,000          555,670
-------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort
James), 5.625%, 2018                                                                                   850,000          856,877
-------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                       3,335,000        4,164,448
-------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), 6.8%, 2022                                                                                     2,000,000        2,427,080
-------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.),
7.2%, 2027                                                                                             880,000          902,484
-------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                               900,000          938,943
-------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), 6.25%, 2019                                                                      1,870,000        1,871,178
-------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                                                                  700,000          700,154
-------------------------------------------------------------------------------------------------------------------------------
York County, SC, Pollution Control Rev. (Bowater, Inc.), "A", 7.4%, 2010                               730,000          734,949
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   20,568,627
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino), "A", 9.25%, 2020 (n)                                                          $    1,155,000   $    1,258,788
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
6.25%, 2017                                                                                          1,000,000        1,022,930
-------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                         420,000          437,732
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    2,719,450
-------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)               $      400,000   $      438,908
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                      600,000          660,516
-------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                       775,000          824,298
-------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                         295,000          312,682
-------------------------------------------------------------------------------------------------------------------------------
Cleveland Cuyahoga County, OH, Port Authority Rev. (Cleveland City), "B",
4.5%, 2030                                                                                           1,220,000        1,182,253
-------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County County, OH, Port Authority Rev. (Myers University), "E",
5.6%, 2025                                                                                             135,000          141,931
-------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County County, OH, Port Authority Rev.(Perrysburg Project),
4.8%, 2035                                                                                             225,000          217,823
-------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                      190,000          195,740
-------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024                     1,130,000        1,233,271
-------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                            695,000          689,927
-------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A",
5%, 2031                                                                                               405,000          405,834
-------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
(Empowerment Zone), "A", AMBAC, 5%, 2034                                                               695,000          717,198
-------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev.,
5.9%, 2014                                                                                             280,000          282,492
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Twinsburg Township), "D", 5.125%, 2025                     160,000          164,834
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Workforce Policy Board), "F",
4.875%, 2025                                                                                           915,000          930,308
-------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                     200,000          205,420
-------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
Fund), "B", 4.8%, 2035                                                                                 265,000          256,547
-------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
Fund), "C", 5.125%, 2025                                                                                90,000           90,785
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,950,767
-------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.8%
-------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                      $      210,000   $      214,467
-------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                           390,000          398,003
-------------------------------------------------------------------------------------------------------------------------------
Bexar County TX, Multi-Family Housing Rev. (American Opportunity Housing), "A",
MBIA, 5.7%, 2021                                                                                     1,250,000        1,310,463
-------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 7.1%, 2009 (n)                                                      1,000,000        1,060,400
-------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019 (n)                                                        2,000,000        2,204,380
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Housing Finance Authority (Azeeze Bates Apartments),
4.8%, 2036                                                                                             460,000          458,804
-------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., Multi-Family Rev. (Housing Project), "A",
6.4%, 2007 (c)                                                                                       1,000,000        1,030,610
-------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                 1,000,000        1,052,090
-------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                   500,000          507,165
-------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II),
FNMA, 5.25%, 2039                                                                                      465,000          478,638
-------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                        500,000          524,620
-------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                     1,000,000        1,015,580
-------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2009 (n)                                              2,000,000        2,110,660
-------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A",
FHA, 5.15%, 2048                                                                                       445,000          448,186
-------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                             2,000,000        2,032,700
-------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
FSA, 5%, 2025                                                                                          670,000          682,777
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   15,529,543
-------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment),
5.2%, 2020                                                                                      $      485,000   $      490,534
-------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                     $       40,000   $        9,525
-------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011                              1,890,000          801,266
-------------------------------------------------------------------------------------------------------------------------------
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016                       2,340,000          867,134
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                           230,000          243,623
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                            355,000          360,190
-------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032                                    595,000          610,684
-------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Rev., "B", 5.5%, 2038                         140,000          141,809
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
FNMA, 5.55%, 2037                                                                                      950,000        1,031,729
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 6.45%, 2029                                                                                      355,000          357,464
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 5.9%, 2035                                                                                       335,000          361,488
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 6.25%, 2035                                                                                      155,000          165,701
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 5.65%, 2037                                                                                      750,000          813,398
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
5.75%, 2037                                                                                            275,000          300,215
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2",
GNMA, 5.6%, 2029                                                                                       710,000          750,442
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA,
5.75%, 2037                                                                                            545,000          588,556
-------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5",
GNMA, 5.9%, 2037                                                                                       200,000          218,948
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,622,172
-------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                   $        8,000   $        8,146
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                    330,000          345,754
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                           170,000          175,483
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                      170,000          173,133
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                     75,000           76,055
-------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "D-2", 6.9%, 2029                                           400,000          408,260
-------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.65%, 2021                                                2,490,000        2,581,383
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                        120,000          120,254
-------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance,
"B", 4.8%, 2023                                                                                        155,000          156,376
-------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
Loan Program), GNMA, 6.35%, 2032                                                                       275,000          278,465
-------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
Loan Program), GNMA, 6.85%, 2032                                                                       150,000          153,171
-------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015                          4,450,000        2,037,299
-------------------------------------------------------------------------------------------------------------------------------
Nebraska Investment Finance Authority, "C", GNMA, 6.25%, 2021                                          290,000          295,304
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                         90,000           90,093
-------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA/FNMA,
5.25%, 2039                                                                                            745,000          788,895
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,688,071
-------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities, (American Ref-fuel), "A", 6.5%, 2008                                                $    1,600,000   $    1,635,872
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 6.7%, 2014                                                                 725,000          785,197
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                                                                         2,850,000        2,959,155
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    5,380,224
-------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., FGIC, 5.25%, 2016 (u)                   $    2,600,000   $    2,863,926
-------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission, Building Rev., FGIC, 5.25%, 2017 (u)                        2,100,000        2,322,810
-------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
5.75%, 2010 (c)                                                                                      1,000,000        1,083,770
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010 (c)                                                                                2,000,000        2,097,340
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,367,846
-------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                         $      650,000   $      686,530
-------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                               $      250,000   $      260,640
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                               80,000           81,667
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                               55,000           56,557
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                              170,000          174,077
-------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                              130,000          130,774
-------------------------------------------------------------------------------------------------------------------------------
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, "B", AMBAC,
0%, 2008 (c)                                                                                        15,080,000        3,178,412
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                               340,000          354,440
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                              615,000          655,559
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                               270,000          282,442
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                              410,000          434,940
-------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                        500,000          520,345
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,129,853
-------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 6.0%
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014               $      235,000   $      241,723
-------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                      150,000          158,150
-------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment,
"B", 5.2%, 2014                                                                                        685,000          687,336
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement
Rev., 5.25%, 2016                                                                                      500,000          502,715
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Master
Infrastructure Projects), "A", 5.35%, 2036                                                             630,000          631,373
-------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment (Master
Infrastructure Projects), "B", 5.1%, 2014                                                              250,000          248,608
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                        815,000          845,008
-------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                      555,000          566,128
-------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B",
5.125%, 2014                                                                                           985,000          984,015
-------------------------------------------------------------------------------------------------------------------------------
Chicago IL, Ryan Garfield Tax Increment Allocation, 10.125%, 2007                                      225,000          225,097
-------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                       290,000          291,476
-------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment,
"B", 5%, 2011                                                                                          540,000          541,269
-------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing
Project), 5.625%, 2036                                                                                 305,000          317,764
-------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, Special Assessment, FL,
"B", 5%, 2011                                                                                          215,000          215,441
-------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                              410,000          409,324
-------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                  745,000          763,930
-------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                    925,000          953,148
-------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, Special Assessment,
"B", 5.125%, 2009                                                                                      315,000          314,455
-------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                       875,000          874,195
-------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                           110,000          111,720
-------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                              855,000          860,241
-------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment,
"B", 5%, 2009                                                                                          255,000          254,911
-------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
5.3%, 2012                                                                                             440,000          442,130
-------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country
Club), "B-2", 5.125%, 2015                                                                             165,000          166,275
-------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
Country Club), "B-1", 5.125%, 2015                                                                     350,000          352,492
-------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "A", 5.9%, 2035                                                                              250,000          260,013
-------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014                                                                            310,000          312,474
-------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Grass Creek), 4.85%, 2016                                       170,000          170,216
-------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Grass Creek), 5.125%, 2028                                      350,000          351,988
-------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment,
5.125%, 2013                                                                                           355,000          355,188
-------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District Rev., FL, Special Assessment, "B",
5%, 2010                                                                                               880,000          877,026
-------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment,"B",
5.625%, 2014                                                                                         1,260,000        1,281,773
-------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                           505,000          502,738
-------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital
Improvement, "B", 5%, 2009                                                                              55,000           54,974
-------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project),
5.2%, 2034                                                                                             245,000          249,898
-------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                        100,000          100,104
-------------------------------------------------------------------------------------------------------------------------------
Riverwood Estates Community Development District, FL, Special Assessment, "B",
5%, 2013                                                                                               445,000          439,887
-------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                       485,000          488,128
-------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B",
5.25%, 2016                                                                                            510,000          520,526
-------------------------------------------------------------------------------------------------------------------------------
Villasol Community Development District, FL, Special Assessment Rev.,
"B", 5.375%, 2008                                                                                      205,000          205,437
-------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment,
"B", 4.875%, 2010                                                                                      865,000          860,303
-------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B",
5.125%, 2012                                                                                           425,000          423,173
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   19,412,770
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 6.8%
-------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                    $    3,885,000   $    4,152,948
-------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
Backed (Gold Country), 0%, 2033                                                                      2,620,000          585,544
-------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A
County, "A", 0% to 2010, 5.65% to 2041                                                                 485,000          414,806
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                           1,745,000        1,825,113
-------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                           4,000,000          273,680
-------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                           4,000,000          144,600
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                1,150,000        1,226,245
-------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                        5,840,000          541,134
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021                      590,000          591,528
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-1", 6.25%, 2033                                                                                     785,000          875,275
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-1", 6.625%, 2040                                                                                    125,000          141,959
-------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement,
"A-4", 7.8%, 2042                                                                                    1,000,000        1,214,080
-------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2011 (c)                                                                                       2,000,000        2,104,960
-------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
to 2007, 5.6% to 2034                                                                                1,635,000        1,645,856
-------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                              1,435,000        1,514,011
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                                   930,000          992,636
-------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                             15,000           17,582
-------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed,
"C", 0%, 2060                                                                                       11,045,000          209,524
-------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
Santa Clara), "A", 0%, 2036                                                                          2,115,000          414,371
-------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
Santa Clara), "A", 0%, 2041                                                                          1,560,000          227,183
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                      1,260,000        1,333,975
-------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                  1,075,000        1,153,583
-------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2037                                               50,000           53,019
-------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                    155,000          170,167
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   21,823,779
-------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B",
MBIA, 0%, 2027                                                                                  $    4,115,000   $    1,492,058
-------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission, Toll Rev., FGIC, 5.25%, 2015 (u)                               3,000,000        3,215,820
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,707,878
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.7%
-------------------------------------------------------------------------------------------------------------------------------
Missouri Highways & Transportation Commission, State Road Rev., "A", 5.625%, 2011 (c)           $    4,500,000   $    4,808,160
-------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
11.5%, 2012 (c)                                                                                      2,900,000        3,825,854
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    8,634,014
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017                                                                                      $      750,000   $      754,268
-------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                 235,000          237,735
-------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                   555,000          563,231
-------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                           2,500,000        2,955,175
-------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022                  400,000          424,068
-------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                      480,000          492,744
-------------------------------------------------------------------------------------------------------------------------------
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031                      2,500,000        2,701,300
-------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A",
5.375%, 2029                                                                                           240,000          246,166
-------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009 (c)                                                                                         625,000          675,869
-------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%,
"B", MBIA, 5%, 2034                                                                                    300,000          314,487
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    9,365,043
-------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2011 (c)                                                                    $      555,000   $      628,726
-------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2011 (c)                                                                         1,000,000        1,170,080
-------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School
Project), 6%, 2041                                                                                     815,000          831,659
-------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian
Academy), 5.5%, 2038                                                                                   140,000          142,535
-------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
Authority Rev. (Our Lady of Good Council), "A", 6%, 2035                                               150,000          159,744
-------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
7.625%, 2021                                                                                         1,000,000        1,081,970
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                             500,000          525,470
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,540,184
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal
Regional Power, 5.8%, 2018                                                                      $      830,000   $      829,286
-------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                          2,055,000        2,127,644
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Colver), "G", 5.125%, 2015                                                                       350,000          352,737
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.4%, 2009                                                              250,000          253,505
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), "A", 6.5%, 2013                                                       1,000,000        1,013,710
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    4,576,882
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 9.6%
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.),
"A", 5.375%, 2019                                                                               $      500,000   $      512,675
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), "B", AMBAC,
5.125%, 2020                                                                                         2,000,000        2,077,060
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032                315,000          343,221
-------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038               715,000          797,432
-------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                                      1,250,000        1,251,213
-------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
4.85%, 2035                                                                                          1,055,000        1,059,378
-------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.85%, 2028                                                                                    2,000,000        2,094,060
-------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power
Co.), 5.95%, 2028                                                                                    2,270,000        2,374,761
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                  2,195,000        2,240,085
-------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                  2,105,000        2,119,693
-------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033                                230,000          234,411
-------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX (Centerpoint Energy), 5.6%, 2027                                                1,500,000        1,581,885
-------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                           1,655,000        1,708,258
-------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg
LP), 6.5%, 2017                                                                                        800,000          875,744
-------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of
New Hampshire), 6%, 2021                                                                             1,000,000        1,038,700
-------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority, Pollution Control Rev. (Cleveland Electric),
"B", 6%, 2020                                                                                        3,000,000        3,088,020
-------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                        650,000          650,696
-------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                           3,000,000        3,005,340
-------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                        550,000          562,782
-------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028                    500,000          543,655
-------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
5.8%, 2015                                                                                           1,500,000        1,506,795
-------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
5.8%, 2016                                                                                           1,000,000        1,002,310
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   30,668,174
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, Power Systems Rev., "B', 5.55%, 2014             $    2,150,000   $    2,252,383
-------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency (Catawba Electric Rev.), "B", 6.5%, 2020                       2,000,000        2,157,600
-------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017                                              3,000,000        3,167,760
-------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
7.721%, 2012 (p)                                                                                       100,000          100,194
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    7,677,937
-------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                            $      205,000   $      209,711
-------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                                                                    710,000          746,338
-------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2010 (c)                         5,000,000        5,325,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $    6,281,999
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                          $  460,068,151
-------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.0%
-------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital),
3.73%, due 2/01/07                                                                              $      100,000   $      100,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                           $  460,168,151
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                   769,229
-------------------------------------------------------------------------------------------------------------------------------
  PREFERRED SHARES (ISSUED BY THE TRUST) - (43.6)%                                                               $ (140,047,116
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                $  320,890,264
-------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of January 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $460,068,151 and 99.98% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,953,905, representing 3.7% of net assets applicable to common shares.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust by investment banker upon creation of self-deposited inverse floaters.


The following abbreviations are used in this report and are defined:

BMA         Bond Market Assn.
COP         Certificate of Participation
ETM         Escrowed to Maturity
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC       AMBAC Indemnity Corp.
FGIC        Financial Guaranty Insurance Co.
FHA         Federal Housing Administration
FNMA        Federal National Mortgage Assn.
FSA         Financial Security Assurance Inc.
GNMA        Government National Mortgage Assn.
MBIA        MBIA Insurance Corp.
PSF         Permanent School Fund
XLCA        XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------------
RIBS        Residual Interest Bonds

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $424,286,081
                                                              ============
Gross unrealized appreciation                                 $ 31,489,419
Gross unrealized depreciation                                     (957,349)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 30,532,070
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS AT 01/31/07

                                                                                                                UNREALIZED
                  NOTIONAL                                        CASH FLOWS           CASH FLOWS              APPRECIATION
EXPIRATION         AMOUNT                 COUNTERPARTY            TO RECEIVE           TO PAY                  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
8/29/19         USD  35,000,000           Merill Lynch            7-day BMA        4.012% (fixed rate)          $  (392,462)

At January 31, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: March 13, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal
                          Executive Officer)

Date: March 13, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal
                          Financial Officer and Accounting Officer)

Date: March 13, 2007
      --------------

* Print name and title of each signing officer under his or her signature.